Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Warrants Tables
Summary of the Warrant Activity
	Outstanding				Outstanding
	as of				as of
	December 31,				September 30,
Warrant class	2017	Issued	Exercised	Expired	2018

Class F Warrants	300,000	-	-	(300,000)	-
Class G Warrants	1,503,409	-	-	(1,503,409)	-
Class H Warrants	1,988,095	-	-	(1,988,095)	-
Class I Warrants	1,043,646	-	-	(1,043,646)	-
Class K Warrants	7,200,000	-	-	-	7,200,000
Class L Warrants	63,898,173	-	(6,500,334)	-	57,397,839
Class N Warrants	13,943,180	(1,136,364)	-	-	-
Class O Warrants	6,540,000	1,509,091	(100,000)	-	7,949,091
Series A Warrants	1,561,348	-	(405,666)	-	1,155,682
	97,977,851	17,911,136	(8,142,364)	(4,835,150)	102,911,473

	Outstanding					Outstanding				Outstanding
	as of					as of				as of
	December 31,					December 31,				December 31,
Warrant class	2015	Issued	Exercised	Converted	Expired	2016	Issued	Exercised	Expired	2017

Class E Warrants	3,576,737	-	-	-	(3,576,737)	-	-	-	-	-
Class F Warrants	300,000	-	-	-	-	300,000	-	-	-	300,000
Class G Warrants	1,503,409	-	-	-	-	1,503,409	-	-	-	1,503,409
Class H Warrants	1,988,095	-	-	-	-	1,988,095	-	-	-	1,988,095
Class I Warrants	1,043,646	-	-	-	-	1,043,646	-	-	-	1,043,646
Class J Warrants	629,378	4,012,289	(4,641,667)	-	-	-	-	-	-	-
Class K Warrants	3,310,000	1,890,000	-	-	-	5,200,000	2,000,000	-	-	7,200,000
Class L Warrants	-	66,788,338	(843,333)	-	-	65,945,005	-	(2,046,832)	-	63,898,173
Class M Warrants	-	1,943,333	(1,943,333)	-	-	-	-	-	-	-
Class N Warrants	-	-	-	-	-	-	13,943,180	-	-	13,943,180
Class O Warrants	-	-	-	-	-	-	6,540,000	-	-	6,540,000
Series A Warrants	25,951,421	-	(143,400)	(23,701,427)	-	2,106,594	-	(545,246)	-	1,561,348
	38,302,686	74,633,960	(7,571,733)	(23,701,427)	(3,576,737)	78,086,749	22,483,180	(2,592,078)	-	97,977,851

Summary of the Warrant Exercise Price per Share
	Exercise	Expiration
	price/share	date

Class K Warrants	$0.08	June 2025
Class K Warrants	$0.11	August 2027
Class L Warrants	$0.08	March 2019
Class N Warrants	$0.11	March 2019
Class O Warrants	$0.11	March 2019
Series A Warrants	$0.03	March 2019

	Exercise	Expiration
	price/share	date

Class F Warrants	$0.35	February 2018
Class G Warrants	$0.80	July 2018
Class H Warrants	$0.80	July 2018
Class I Warrants	$0.85	September 2018
Class K Warrants	$0.08	June 2025
Class K Warrants	$0.11	August 2027
Class L Warrants	$0.08	March 2019
Class N Warrants	$0.11	March 2019
Class O Warrants	$0.11	March 2019
Series A Warrants	$0.03	March 2019

Fair Value Assumptions

The fair value of each Class O Warrant Agreement grant is estimated on the date of grant using the BlackScholes option pricing model using the following assumptions for the year ended December 31, 2017:

2017
Expected life in years	1.26 - 1.29
Risk free interest rate	1.70% - 1.76%
Volatility	88.06% - 90.00%
Forfeiture rate	0.0%
Expected dividend yield	0.0%

The fair value of each warrant grant is estimated on the date of grant using the Black-Scholes option pricing model using the following weighted average assumptions for the year ended December 31, 2017:

	2017	2016
Expected life in years	1.21 - 9.60	2.20 - 8.50
Risk free interest rate	1.79% - 2.39%	1.25% - 2.35%
Volatility	109.00% - 133.00%	150.00%
Forfeiture rate	0.0%	0.0%
Expected dividend yield	0.0%	0.0%

Summary of Changes in Warrant Liability
	Class K	Series A
	Warrants	Warrants	Total

Warrant liability as of December 31, 2017	$1,616,000	$327,883	$1,943,883
Issued	-	-	-
Redeemed	-	(118,838)	(118,838)
Change in fair value	(412,800)	(16,046)	(428,846)
Warrant liability as of September 30, 2018	$1,203,200	$192,999	$1,396,199

	Class J	Class K	Class M	Series A
	Warrants	Warrants	Warrants	Warrants	Total

Warrant liability as of December 31, 2015	$2,900	$22,700	$-	$112,500	$138,100
Issued	-	25,350	9,091	-	34,441
Change in fair value	150,275	835,950	105,401	1,132,092	2,223,718
Redeemed	(153,175)	-	(114,492)	(886,472)	(1,154,139)
Warrant liability as of December 31, 2016	$-	$884,000	$-	$358,120	$1,242,120
Issued	-	200,000	-	-	200,000
Change in fair value	-	532,000	-	(30,237)	501,763
Warrant liability as of December 31, 2017	$-	$1,616,000	$-	$327,883	$1,943,883